PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2011
PRE-OPENING EXPENSES
10.	PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2009	2010	2011
Rents	29,907	88,177	153,229
Personnel cost	3,584	5,214	13,273
Others	4,330	17,819	17,796

Total	37,821	111,210	184,298